Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Customer trade receivable	$ 43,256	$ 54,017
Government funding receivable	38	483
Due from joint venture (note 20)	2,538	3,621
Other receivables	3,269	2,689
Income tax receivable	499	77
Allowance for doubtful accounts	(2,751)	(1,572)
Accounts Receivable Net Current	$ 46,849	$ 59,315